Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended		12 Months Ended
	Jan. 31, 2020 shares	Jan. 17, 2020 CNY (¥) shares	Oct. 31, 2019	Feb. 22, 2019 CNY (¥) shares	Feb. 22, 2019 USD ($) $ / shares shares	Oct. 31, 2017 shares	Oct. 31, 2016 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	May 28, 2021 shares	Jul. 15, 2020 shares	Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 621,876	$ 97,586	¥ 526,171		¥ 515,203
Estimated fair value of Company's ordinary shares | $ / shares							$ 0.77
Share based payment award, stock options granted								133,913	133,913
Common shares, par value | $ / shares									$ 0.0001		$ 0.0001			$ 0.0001			$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized										91,051	91,051
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 406,683	$ 63,817	¥ 209,033		514,733
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								201,926	31,687	284,431		470
Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 13,267	$ 2,082	32,707
One Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								75.00%	75.00%
Director[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, repurchased during the period, average price | $ / shares					$ 5.63
Stock options, repurchased during the period, total consideration				¥ 148,308	$ 21,902
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 0	$ 0	¥ 0		1,566
Share based payment award, maximum shares authorized																7,686,081
Restricted share units were vested but not issued as ordinary shares										558,220	558,220
Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								0	0	¥ 0		1,096
Restricted Shares [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 0	$ 0	¥ 0		470
Restricted Shares [Member] | Tranche One [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%	25.00%
Restricted Shares [Member] | Tranche Two [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%	25.00%
Restricted Shares [Member] | Tranche Three [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%	25.00%
Restricted Shares [Member] | Tranche Four [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%	25.00%
Restricted Shares [Member] | One Performance Condition [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage										20.00%	20.00%
Restricted Shares [Member] | Two Performance Conditions [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage										40.00%	40.00%
Restricted Shares [Member] | Three Performance Conditions [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage										60.00%	60.00%
Restricted Shares [Member] | Four Performance Conditions [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage										80.00%	80.00%
Restricted Shares [Member] | Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares cancelled							87,441
Number of shares outstanding							3,932,113
Ordinary shares held, restriction percentage							70.00%
Share based payment award, vesting period			3 years
Restricted Shares [Member] | Founders [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage							20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage							20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage							30.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered, exercise price | $ / shares														$ 1.0
Employee Stock Option [Member] | Director[Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense												148,308	$ 21,902
Employee Stock Option [Member] | Lei Fang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered														130,000
2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $											$ 1,171
Share based payment award, maximum shares authorized											100,000
Share based payment award, stock options granted										72,000	72,000
Stock options exercisable									24,000		0
Stock Option, Exercise Price, Increase | $ / shares											$ 6.09
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, shares vested										565,200	565,200
Share Price Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period								90 days	90 days
Share Price Based Awards [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								75.00%	75.00%
Share Price Based Awards [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								100.00%	100.00%
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 3,126	$ 491	¥ 126,293		¥ 0
Number of shares granted		9,609,084
Share based payment award, maximum shares authorized		9,609,084				13,376,865
Share based payment award, stock options surrendered, exercise price | $ / shares									$ 1.00		$ 1.00		$ 1.00
Share based payment award, stock options granted												640,000	640,000
Share based payment award, stock options granted exercise price | $ / shares													$ 1.00
Stock options, repurchased during the period												3,435,215	3,435,215
Stock options, repurchased during the period, average price | $ / shares													$ 1.00
Stock options exercisable									2,569,017		6,790,924
Number of shares unvested	332,566	332,566						10,500	10,500	338,876	338,876	397,500	397,500
2017 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 2,835	$ 445	¥ 52,802		¥ 0
2017 Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								(225)	(35)	69,214		0
2017 Plan [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 516	$ 81	4,277		¥ 0
2017 Plan [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares unvested		83,142
2017 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period						3 years
Share based payment award, stock options granted												640,000	640,000
Share based payment award, stock options granted exercise price | $ / shares													$ 1
Number of shares unvested								10,500	10,500
Share based compensation arrangement, shares vested								900,642	900,642
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						50.00%
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						50.00%
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		¥ 91,051						¥ 4,790	$ 752	113,937		¥ 365,329
Number of shares granted		11,005,888
Share based payment award, maximum shares authorized				14,005,745	14,005,745							15,452,620	15,452,620
Share based payment award, stock options granted												13,991,528	13,991,528
Share based payment award, stock options granted exercise price | $ / shares													$ 1.00
Stock options, repurchased during the period								454,940	454,940			454,940	454,940
Stock options, repurchased during the period, average price | $ / shares													$ 1.00
Stock options exercisable									7,553,236
2018 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 4,478	$ 703	48,055		¥ 365,329
2018 Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								55	9	65,656		0
2018 Plan [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 257	$ 40	¥ 226		0
2018 Plan [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage				50.00%	50.00%
2018 Plan [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage				50.00%	50.00%
2018 Plan [Member] | Dr. Zang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options granted exercise price | $ / shares					$ 1.0
2018 Plan [Member] | Director[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Options, Vested And Exercisable Number				10,893,028	10,893,028
2018 Plan [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares unvested		2,544,917
2018 Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding											762,920
Share based payment award, stock options granted exercise price | $ / shares											$ 1.00
2018 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, shares vested								825,000	825,000
Amended 2017 Plan [Member] | Director[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, repurchased during the period				3,435,215	3,435,215
Share Options, Vested And Exercisable Number				3,435,215	3,435,215
2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%	25.00%
Share based payment award, maximum shares authorized																10,760,513
Share based payment award, stock options granted								133,913	133,913	1,068,733	1,068,733
Stock options exercisable											0
Number of shares unvested								111,495	111,495
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized								1,446,875	1,446,875
Share based compensation arrangement, shares vested								261,353	261,353
2020 Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 58,887	$ 9,241	¥ 112,251		0
2020 Plan [Member] | Restricted Shares [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days for calculating the weighted average market value of shares								30 days	30 days
Share based comensation equity instruments other than options aggregate fair value vested in period | $									$ 2,000,000
2020 Plan [Member] | Restricted Shares [Member] | Second One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days for calculating the weighted average market value of shares								30 days	30 days
Maximum Percentage Reduction In The Weighted Average Market Value Of Shares								20.00%	20.00%
2020 Plan [Member] | Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 54,011	$ 8,476	25,985		0
2020 Plan [Member] | Restricted Shares [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								4,156	652	67,181		0
2020 Plan [Member] | Restricted Shares [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								720	113	¥ 19,085		0
2020 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period				2 years	2 years
Restricted share units were vested but not issued as ordinary shares										1,328,120	1,328,120
2020 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								26,879	4,218	¥ 16,411		0
2020 Share Incentive Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								8,702	1,366	4,357		0
2020 Share Incentive Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								14,915	2,340	10,435		0
2020 Share Incentive Plan [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								3,262	512	1,619		0
2020 Share Incentive Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 354,272	$ 55,592	¥ 156,108		0
Restricted share units were vested but not issued as ordinary shares								1,649,045	1,649,045	4,093,079	4,093,079
2020 Share Incentive Plan [Member] | Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 227,392	$ 35,681	¥ 76,663		0
2020 Share Incentive Plan [Member] | Restricted Shares [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								118,368	18,575	71,945		0
2020 Share Incentive Plan [Member] | Restricted Shares [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								¥ 8,512	$ 1,336	¥ 7,500		¥ 0
Twenty Twenty One Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%	25.00%
Share based payment award, maximum shares authorized															12,023,618
Share based payment award, stock options granted								2,698,245	2,698,245
Twenty Twenty One Employee Stock Option Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, maximum shares authorized															6,011,809
Twenty Twenty One Employee Stock Option Plan [Member] | Restricted Shares [Member] | Second One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Percentage Reduction In The Weighted Average Market Value Of Shares								20.00%	20.00%